INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 4,872	$ 14,839
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	4,823	6,090
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	49
RTI URUGUAY S.A. ("RTI") [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		4,621
Ituran Road Track Monitoramen to De Veiculos Ltd a [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		2,734
ITURAN ROAD TRACK ARGENTINA S.A [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		(301)
GLOBAL TELEMATIC SOLUTIONS HK, LIMITED ("HK') [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		$ 1,695